SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted
	Average
	Exercise Price	Number
	(C$)	Outstanding
As at December 31, 2023	$6.83	4,834,993
Granted	4.14	160,000
Exercised(1)	3.69	(820,781)
Expired	8.43	(1,176,005)
Forfeited	4.47	(115,000)
As at December 31, 2024	$7.02	2,883,207
Granted	4.41	955,000
Exercised(1)	4.46	(157,500)
Expired	10.00	(698,750)
Forfeited	4.26	(17,500)
As at December 31, 2025	$5.63	2,964,457

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Year ended
	December 31,	December 31,
	2025	2024
Risk free interest rate	2.79%	3.62%
Expected dividend yield	0%	0%
Expected stock price volatility	51%	51%
Expected life in years	3.25	3.25
Forfeiture rate	0%	0%

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Exercise Price	Number	Number
Expiry Date	(C$)	Outstanding	Exercisable
April 27, 2026	$11.73	310,000	310,000
August 27, 2026	$9.17	217,800	217,800
July 20, 2027	$4.33	118,800	118,800
August 16, 2027	$5.98	415,000	415,000
February 22, 2028	$4.12	100,357	100,357
December 28, 2028	$4.05	777,500	777,500
July 23, 2029	$4.14	80,000	-
February 20, 2030	$4.41	945,000	-
		2,964,457	1,939,457

Disclosure of detailed information about number and weighted average exercise prices of restricted share units [Table Text Block]
Number
Outstanding
As at December 31, 2023	978,350
Granted	300,000
Settled	(305,690)
Forfeited	(75,000)
As at December 31, 2024	897,660
Granted	525,788
Settled	(332,660)
Forfeited	(8,750)
As at December 31, 2025	1,082,038